1. General information	12 Months Ended
Dec. 31, 2017
General Information
General information

History and development of the Company

Edenor S.A. was organized on July 21, 1992 by Executive Order No. 714/92 in connection with the privatization and concession process of the distribution and sale of electric power carried out by SEGBA.

By means of an International Public Bidding, the PEN awarded 51% of the Company’s capital stock, represented by the Class "A" shares, to the bid made by EASA, the parent company of Edenor S.A. The award as well as the transfer contract were approved on August 24, 1992 by Executive Order No. 1,507/92 of the PEN.

On September 1, 1992, EASA took over the operations of Edenor S.A.

The corporate purpose of Edenor S.A. is to engage in the distribution and sale of electricity within the concession area. Furthermore, among other activities, the Company may subscribe or acquire shares of other electricity distribution companies, subject to the approval of the regulatory agency, assign the use of the network to provide electricity transmission or other voice, data and image transmission services, and render advisory, training, maintenance, consulting, and management services and know-how related to the distribution of electricity both in Argentina and abroad. These activities may be conducted directly by Edenor S.A. or through subsidiaries or related companies. In addition, the Company may act as trustee of trusts created under Argentine laws.

The Company’s economic and financial situation

The measures adopted by the Federal Government, aimed at resolving the electricity rate situation of the electric power sector during 2016, together with the application of the RTI as from February 1, 2017 are making it possible to gradually restore the Company’s economic and financial position; therefore, the Company’s Board of Directors is optimistic that the new electricity rates will result in the Company’s operating once again under a regulatory framework with clear and precise rules, which will make it possible to not only cover the operation costs, afford the investment plans and meet debt interest payments, but also deal with the impact of the different variables that affect the Company’s business.

As of December 31, 2017, comprehensive income is a gain of $ 691.3 million, while working capital amounts to $ 3,3 billion -deficit-, which includes the amount owed to CAMMESA for $ 4,7 billion (principal plus interest accrued as of December 31, 2017).

The Company’s equity and negative working capital reflect the deteriorated financial and cash position the Company still has as a consequence of both the Federal Government’s delay in the compliance with certain obligations under the Adjustment Agreement and the constant increase in operating costs in prior fiscal years, which the Company absorbed in order to comply with the execution of the investment plan and the carrying out of the essential operation and maintenance works necessary to maintain the provision of the public service, object of the concession, in a satisfactory manner in terms of quality and safety.

Despite the previously described progress achieved with regard to the completion of the RTI process, at the date of issuance of these financial statements, the definitive treatment to be given, by the ME&M, to the effects resulting from the non-compliance with the Adjustment Agreement, including the level of penalties, the remaining balances whit CAMMESA and other effects caused by the partial measures adopted, has yet to be defined.

These issues, among other, are the following:

i)	the treatment to be given to the funds received from the Federal Government through the loans for consumption (mutuums) agreements entered into with CAMMESA for the fulfillment of the Extraordinary Investment Plan, granted to cover the insufficiency of the FOCEDE’s funds;

ii)	the conditions for the settlement of the balance outstanding with CAMMESA at the date of issuance of SEE Resolution No. 32/15;

iii)	the treatment to be given to the Penalties and Discounts whose payment/crediting is pending, determined by the ENRE, under the terms and during the term of validity of the Agreement Act unfulfilled by the National State.

In this regard, on April 26, 2017 the Company was notified that the ME&M had provided that, upon completion of the RTI process, the SEE -with the participation of the Under-Secretariat for Tariff Policy Coordination and the ENRE-, was to determine in a term of 120 days whether any pending obligations existed until the effective date of the electricity rate schedules resulting from the RTI and in connection with the Adjustment Agreement entered into on February 13, 2006. In such a case, the treatment to be given to those obligations was also to be determined. The Company has submitted the information requested by the ME&M in the framework of this requirement. At the date of issuance of these financial statements such situation is still pending resolution.